Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement [Text Block]	apfi_SupplementTextBlock

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED JULY 22, 2013

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor, Institutional and Advisor Shares)

DATED FEBRUARY 1, 2013

ARTISAN INTERNATIONAL VALUE FUND

Effective immediately, the following paragraph replaces the last paragraph under the heading “Principal Investment Strategies” on page 20 of Artisan Funds’ prospectus in its entirety:

The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund invests no less than 80% of its total assets (excluding cash and cash equivalents), measured at market value at the time of purchase, in common stocks and other securities of non-U.S. companies. The Fund invests primarily in developed markets but also may invest in emerging and less developed markets. The Fund may invest in companies of any size. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers). The Fund invests primarily in equity securities but, from time to time, Artisan may conclude that a security other than an equity security presents a more attractive risk/reward profile. So, the Fund may invest to a limited extent in debt securities (including lower-rated securities) and convertible debt securities of U.S. and non-U.S. issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity.

Effective immediately, the following risks are added under the heading “Principal Risks” on page 21 of Artisan Funds’ prospectus:

•	Debt Securities Risks. Debt securities in which the Fund invests may be unrated or lower-rated including those with the lowest investment grade rating (often called “junk bonds”), and may have a risk profile closer to that of an equity security. On balance, debt securities that are below investment grade or unrated generally are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than high-quality debt securities.

The Fund may invest in debt securities without considering the maturity of the instrument. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.

•	Convertible Securities Risks. Investing in convertible securities subjects the Fund to the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund. In addition, if the value of the equity security underlying the convertible security declines enough, the convertible security is more likely to be valued as a debt security.

Artisan International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apfi_SupplementTextBlock

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED JULY 22, 2013

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor, Institutional and Advisor Shares)

DATED FEBRUARY 1, 2013

ARTISAN INTERNATIONAL VALUE FUND

Effective immediately, the following paragraph replaces the last paragraph under the heading “Principal Investment Strategies” on page 20 of Artisan Funds’ prospectus in its entirety:

The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund invests no less than 80% of its total assets (excluding cash and cash equivalents), measured at market value at the time of purchase, in common stocks and other securities of non-U.S. companies. The Fund invests primarily in developed markets but also may invest in emerging and less developed markets. The Fund may invest in companies of any size. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers). The Fund invests primarily in equity securities but, from time to time, Artisan may conclude that a security other than an equity security presents a more attractive risk/reward profile. So, the Fund may invest to a limited extent in debt securities (including lower-rated securities) and convertible debt securities of U.S. and non-U.S. issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity.

Effective immediately, the following risks are added under the heading “Principal Risks” on page 21 of Artisan Funds’ prospectus:

•	Debt Securities Risks. Debt securities in which the Fund invests may be unrated or lower-rated including those with the lowest investment grade rating (often called “junk bonds”), and may have a risk profile closer to that of an equity security. On balance, debt securities that are below investment grade or unrated generally are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than high-quality debt securities.

The Fund may invest in debt securities without considering the maturity of the instrument. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.

•	Convertible Securities Risks. Investing in convertible securities subjects the Fund to the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund. In addition, if the value of the equity security underlying the convertible security declines enough, the convertible security is more likely to be valued as a debt security.